Stock-based compensation - Stock award plan (Details) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Sep. 24, 2009 Stock award plan Chief Executive Officer	Mar. 31, 2013 Stock award plan Chief Executive Officer	Mar. 31, 2012 Stock award plan Chief Executive Officer	May 08, 2012 Stock award plan Chief Executive Officer	Nov. 08, 2011 Stock award plan Chief Executive Officer	May 08, 2011 Stock award plan Chief Executive Officer	Sep. 24, 2010 Stock award plan Chief Executive Officer
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Chief Executive Officer's employment agreement extension period				2 years
Common share rights granted to the former CEO							50,000	50,000	50,000	150,000
Share of common stock issued upon settlement of stock awards					50,000	100,000
Settlement of stock award plan	(148)	(822)	0		148	822